Income tax and deferred taxes (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense
Current income tax expense	$ (182,122)	$ (149,669)	$ (89,869)
Adjustments to prior year current income tax	15,509	2,080	2,111
Current income tax expense, net, total	(166,613)	(147,589)	(87,758)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	440	14,624	3,992
Deferred tax expense, net, total	440	14,624	3,992
Tax expense (income)	$ (166,173)	$ (132,965)	$ (83,766)